UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-04989

Exact name of registrant as specified in charter:	Voyageur Mutual Funds II

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2014

Item 1. Schedule of Investments.

Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2014 (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds – 98.33%
Corporate Revenue Bond – 1.69%
Public Authority Energy Natural Gas Revenue
Series 2008 6.50% 11/15/38	2,500,000	$3,308,825
		3,308,825
Education Revenue Bonds – 6.93%
Colorado Educational & Cultural Facilities Authority
Revenue
(Academy Charter School Project)
5.50% 5/1/36 (SGI)	2,280,000	2,288,140
7.45% 8/1/48	1,000,000	1,071,360
(Charter School Project) 5.00% 7/15/37	1,150,000	1,202,647
(Johnson & Wales University) Series A 5.25% 4/1/37	1,790,000	1,982,461
(Liberty Common Charter School Project) Series A
5.00% 1/15/39	1,000,000	1,038,260
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	429,503
5.00% 12/1/42	540,000	492,701
(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	785,764
(Woodrow Wilson Charter School Project) 5.25%
12/1/34 (SGI)	1,960,000	1,998,690
University of Colorado
Series A 5.00% 6/1/33	2,000,000	2,273,800
		13,563,326
Electric Revenue Bonds – 4.94%
Colorado Springs Utilities System Improvement Revenue
Series C 5.50% 11/15/48	3,250,000	3,698,435
Platte River Power Authority Revenue
Series HH 5.00% 6/1/27	2,795,000	3,241,781
Series HH 5.00% 6/1/29	2,355,000	2,725,324
		9,665,540
Healthcare Revenue Bonds – 36.44%
Aspen Valley Hospital District Revenue
5.00% 10/15/30	1,250,000	1,349,237
5.00% 10/15/33	600,000	640,116
Aurora Hospital Revenue
(Children’s Hospital Association Project) Series D 5.00%
12/1/23 (AGM)	2,775,000	3,120,099
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24 •	1,375,000	1,519,911
(American Baptist) 8.00% 8/1/43	1,000,000	1,166,620
(Boulder Community Hospital Project) 5.00% 10/1/42	2,000,000	2,140,480
(Catholic Health Initiatives)
Series A 5.00% 7/1/39	1,540,000	1,613,797

NQ-339 [5/14] 7/14 (12796)     1

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives)
Series A 5.00% 2/1/41	2,250,000	$2,403,540
Series A 5.25% 2/1/33	1,000,000	1,095,150
Series A 5.25% 1/1/45	3,000,000	3,304,500
Series C-1 5.10% 10/1/41 (AGM)	2,000,000	2,095,140
Series D 6.25% 10/1/33	2,000,000	2,308,300
(Christian Living Community Project)
5.25% 1/1/37	1,500,000	1,509,255
6.375% 1/1/41	1,000,000	1,069,270
Series A 5.75% 1/1/37	1,500,000	1,528,170
(Covenant Retirement Communities) Series A 5.00%
12/1/33	4,000,000	4,148,600
(Craig Hospital Project) 5.00% 12/1/32	3,500,000	3,861,550
(Evangelical Lutheran)
5.00% 6/1/35	2,000,000	2,036,580
5.00% 12/1/42	2,500,000	2,643,450
5.625% 6/1/43	1,150,000	1,270,888
Series A 5.25% 6/1/34	2,750,000	2,752,640
(Mental Health Center Denver Project) Series A 5.75%
2/1/44	2,000,000	2,204,020
(National Jewish Health Project) 5.00% 1/1/27	300,000	317,640
(Parkview Medical Center) 5.00% 9/1/25	1,000,000	1,051,440
(SCL Health Systems) Series A 5.00% 1/1/44	3,050,000	3,317,363
(Sisters of Charity of Leavenworth Health System)
Series A 5.00% 1/1/40	1,000,000	1,058,050
Series B 5.25% 1/1/25	2,500,000	2,830,525
(Total Long-Term Care)
Series A 6.00% 11/15/30	2,365,000	2,590,976
Series A 6.25% 11/15/40	750,000	818,505
(Valley View Hospital Association) 5.50% 5/15/28	1,000,000	1,054,020
Denver Health & Hospital Authority Health Care Revenue
(Recovery Zone Facilities) 5.625% 12/1/40	2,500,000	2,693,525
Series A
4.75% 12/1/36	1,500,000	1,517,985
5.25% 12/1/45	500,000	533,115
Puerto Rico Industrial Tourist Educational Medical &
Environmental Control Facilities Financing Authority
(Auxilio Mutuo) Series A 6.00% 7/1/33	2,120,000	2,167,064
University of Colorado Hospital Authority Revenue
Series A 5.00% 11/15/37	2,690,000	2,785,064

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
University of Colorado Hospital Authority Revenue
Series A 6.00% 11/15/29	2,460,000	$2,811,682
		71,328,267
Housing Revenue Bonds – 1.13%
Colorado Housing & Finance Authority
(Single Family Mortgage - Class 1) Series A 5.50%
11/1/29 (FHA) (VA) (HUD)	885,000	917,550
(Single Family Program Class 1)
Series AA 4.50% 5/1/23 (FHLMC)	580,000	632,676
Series AA 4.50% 11/1/23 (FHLMC)	600,000	652,122
		2,202,348
Lease Revenue Bonds – 2.50%
Aurora Certificates of Participation
Series A 5.00% 12/1/30	2,370,000	2,665,563
Colorado Building Excellent Schools Today Certificates of
Participation
Series G 5.00% 3/15/32	2,000,000	2,220,800
		4,886,363
Local General Obligation Bonds – 12.17%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33	1,750,000	1,946,437
Commerce City Northern Infrastructure General
Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,356,837
Denver City & County
(Better Denver & Zoo) Series A 5.00% 8/1/25	3,215,000	3,726,346
Denver City & County School District No. 1
4.00% 12/1/28	15,000	16,059
Denver International Business Center Metropolitan District
No. 1
5.00% 12/1/30	350,000	370,174
Douglas County School District No. 1
(Douglas & Elbert Counties) 5.00% 12/15/22	1,175,000	1,417,109
Grand County School District No. 2
(East Grand) 5.25% 12/1/25 (AGM)	2,485,000	2,857,377
Gunnison Watershed School District No. 1J Series 2009
5.25% 12/1/33	1,400,000	1,585,570
Jefferson County School District No. R-1
5.25% 12/15/24	2,500,000	3,157,275
North Range Metropolitan
District No. 1 4.50% 12/15/31 (ACA) @	1,500,000	1,375,245
District No. 2 5.50% 12/15/37 @	1,200,000	1,210,032

NQ-339 [5/14] 7/14 (12796)     3

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Rangely Hospital District
6.00% 11/1/26	2,250,000	$2,578,027
Weld County School District No. 4
5.00% 12/1/19 (AGM)	1,085,000	1,231,410
		23,827,898
Pre-Refunded Bonds – 8.67%§
Adams & Arapahoe Counties Joint School District No. 28J
(Aurora) 6.00% 12/1/28-18	2,500,000	3,049,800
Aspen Sales Tax Revenue
(Parks & Open Spaces) Series B
5.25% 11/1/23-15 (AGM)	2,040,000	2,186,084
Colorado Health Facilities Authority Revenue
(Adventist Health/Sunbelt) 5.125% 11/15/24-16	75,000	83,842
Denver City & County
(Justice System Facilities & Zoo) 5.00% 8/1/19-15	1,020,000	1,077,589
(Justice System Facilities) 5.00% 8/1/21-16	1,500,000	1,653,465
Douglas County School District No. 1
(Douglas & Elbert Counties) Series B 5.00%
12/15/24-16	2,355,000	2,630,653
Garfield County School District No. 2
5.00% 12/1/25-16 (AGM)	2,280,000	2,543,135
Garfield Pitkin & Eagle County School District No. 1
(Roaring Fork) Series A 5.00% 12/15/27-14 (AGM)	1,500,000	1,539,585
Puerto Rico Public Buildings Authority Revenue
(Guaranteed Government Facilities) Series I 5.25%
7/1/33-14	25,000	25,106
University of Colorado Enterprise System Revenue
Series A 5.00% 6/1/30-16 (AMBAC)	2,000,000	2,185,300
		16,974,559
Special Tax Revenue Bonds – 11.88%
Baptist Road Rural Transportation Authority Sales & Use
Tax Revenue
5.00% 12/1/26 @	1,575,000	1,428,824
Commerce City
5.00% 8/1/44 (AGM)	1,500,000	1,643,280
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/35 (SGI)	3,665,000	3,723,640
Denver International Business Center Metropolitan District
No. 1
5.375% 12/1/35	1,750,000	1,847,107
Guam Government Business Privilege Tax Revenue
Series A 5.125% 1/1/42	1,250,000	1,306,637

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(Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	1,675,000	$1,766,472
Park Meadows Business Improvement District Shared
Sales Tax Revenue
5.30% 12/1/27	950,000	1,006,953
5.35% 12/1/31	720,000	757,066
Plaza Metropolitan District No. 1
5.00% 12/1/40	1,265,000	1,286,416
Regional Transportation District Certificates of
Participation
Series A 5.375% 6/1/31	1,540,000	1,697,742
Regional Transportation District Sales Revenue
(Denver Transit Partners)
6.00% 1/15/34	1,450,000	1,606,078
6.00% 1/15/41	2,400,000	2,644,656
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/26	500,000	591,030
Series A 5.25% 11/1/18	1,000,000	1,182,530
Tallyns Reach Metropolitan District No. 3
(Limited Tax Convertible) 5.125% 11/1/38	740,000	763,406
		23,251,837
Transportation Revenue Bond – 10.83%
Colorado High Performance Transportation Enterprise
Revenue
(Senior U.S. 36 & I-25 Managed Lanes)
5.75% 1/1/44 (AMT)	2,140,000	2,200,434
Denver City & County Airport System Revenue
Series A 5.00% 11/15/25 (NATL-RE)	2,000,000	2,201,600
Series A 5.25% 11/15/36	2,500,000	2,789,225
Series B 5.00% 11/15/30	1,000,000	1,120,250
Series B 5.00% 11/15/32	1,000,000	1,108,600
Series B 5.00% 11/15/37	8,000,000	8,801,120
E-470 Public Highway Authority
Series C 5.25% 9/1/25	690,000	759,690
Series C 5.375% 9/1/26	2,000,000	2,210,020
		21,190,939
Water & Sewer Revenue Bonds – 1.15%
Eagle River Water & Sanitation District Enterprise Revenue
5.00% 12/1/27	400,000	456,744
5.00% 12/1/29 (ASSURED GTY)	250,000	276,593
5.00% 12/1/32	400,000	444,264

NQ-339 [5/14] 7/14 (12796)      5

Schedule of investments
Delaware Tax-Free Colorado Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Pueblo Board Waterworks Revenue
5.00% 11/1/21 (AGM)	1,000,000	$1,065,900
		2,243,501
Total Municipal Bonds (cost $179,089,461)		192,443,403

	Number of
	shares
Short-Term Investments – 1.25%
Money Market Mutual Fund – 0.36%
Dreyfus Cash Management Fund	693,715	693,715
		693,715

	Principal amount°
Variable Rate Demand Notes – 0.89%¤
Colorado Educational & Cultural Facilities Authority
Revenue
(National Jewish Federation Bond Program)
0.03% 2/1/35 (LOC-JPMorgan Chase N.A.)	250,000	250,000
0.03% 12/1/35 (LOC-TD Bank N.A.)	1,500,000	1,500,000
		1,750,000
Total Short-Term Investments (cost $2,443,715)		2,443,715
Total Value of Securities – 99.58%
(cost $181,533,176)		194,887,118

Receivables and Other Assets Net of Liabilities – 0.42%		830,156
Net Assets – 100.00%		$195,717,274

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $4,014,101, which represents 2.05% of the Fund’s net assets. See Note 3 in “Notes.”
¤

Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee or insurance issued with respect to such instrument. The rate shown is the rate as of May 31, 2014.

°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
•	Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.

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(Unaudited)

§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by U.S. Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond is pre-refunded. See Note 3 in “Notes.”

Summary of abbreviations:
ACA – Insured by American Capital Access
AGM – Insured by Assured Guaranty Municipal Corporation
AMBAC – Insured by AMBAC Assurance Corporation
AMT – Subject to Alternative Minimum Tax
ASSURED GTY – Insured by Assured Guaranty Corporation
FHA – Federal Housing Administration
FHLMC – Federal Home Loan Mortgage Corporation collateral
HUD – Housing and Urban Development Section 8
LOC – Letter of Credit
NATL-RE – Insured by National Public Finance Guarantee Corporation
SGI – Insured by Syncora Guarantee Inc.
VA – Veterans Administration collateral

NQ-339 [5/14] 7/14 (12796)     7

Notes
Delaware Tax-Free Colorado Fund	May 31, 2014 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Voyageur Mutual Funds II – Delaware Tax-Free Colorado Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Aug. 31, 2010–Aug. 31, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income and common expenses are allocated to the various classes of the Fund on the basis of “settled shares” of each class in relation to the net assets of the Fund. Realized and unrealized gains (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. The Fund declares dividends daily from net investment income and pays the dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually. The Fund may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

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(Unaudited)

2. Investments

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) for the Fund were as follows:

Cost of investments	$181,533,176
Aggregate unrealized appreciation	$13,934,613
Aggregate unrealized depreciation	(580,671)
Net unrealized appreciation	$13,353,942

For federal income tax purposes, at Aug. 31, 2013, capital loss carryforwards of $1,089,764 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $1,045,586 expires in 2014 and $44,178 expires in 2016.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014.

	Level 1	Level 2	Total
Municipal Bonds	$—	$192,443,403	$192,443,403
Short-Term Investments[1]	693,715	1,750,000	2,443,715
Total	$693,715	$194,193,403	$194,887,118

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments and Level 2 investments represent 28.39% and 71.61%, respectively, of the total market value of this security type. Level 1 investments represent investments with quoted prices and Level 2 investments represent investments with observable inputs.

During the period ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

3. Geographic, Credit and Market Risks

The Fund concentrates its investments in securities issued by municipalities, mainly in Colorado, and may be subject to geographic concentration risk. In addition, the Fund has the flexibility to invest in issuers in U.S. territories such as Puerto Rico, the U.S. Virgin Islands, and Guam, whose bonds are also free of federal and individual state income taxes.

The value of the Fund’s investments may be adversely affected by new legislation within the state, U.S. territories, regional or local economic conditions and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons and there is no certainty that the insurance company will meet its obligations. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Fund. At May 31, 2014, 13.40% of the Fund’s net assets were insured by bond insurers. These securities have been identified in the schedule of investments.

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The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest in advanced refunded bonds, escrow secured bonds, or defeased bonds. Under current federal tax laws and regulations, state and local government borrowers are permitted to refinance outstanding bonds by issuing new bonds. The issuer refinances the outstanding debt to either reduce interest costs or to remove or alter restrictive covenants imposed by the bonds being refinanced. A refunding transaction where the municipal securities are being refunded within 90 days from the issuance of the refunding issue is known as a “current refunding.” Advance refunded bonds are bonds in which the refunded bond issue remains outstanding for more than 90 days following the issuance of the refunding issue. In an advance refunding, the issuer will use the proceeds of a new bond issue to purchase high-grade interest bearing debt securities which are then deposited in an irrevocable escrow account held by an escrow agent to secure all future payments of principal and interest and bond premium of the advance refunded bond. Bonds are “escrowed to maturity” when the proceeds of the refunding issue are deposited in an escrow account for investment sufficient to pay all of the principal and interest on the original interest payment and maturity dates.

Bonds are considered “pre-refunded” when the refunding issue’s proceeds are escrowed only until a permitted call date or dates on the refunded issue with the refunded issue being redeemed at the time, including any required premium. Bonds become “defeased” when the rights and interests of the bondholders and their lien on the pledged revenues or other security under the terms of the bond contract are substituted with an alternative source of revenues (the escrow securities) sufficient to meet payments of principal and interest to maturity or to the first call dates. Escrowed secured bonds will often receive a rating of AAA from Moody’s Investors Service, Standard & Poor’s, and/or Fitch Ratings due to the strong credit quality of the escrow securities and the irrevocable nature of the escrow deposit agreement.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2014, there were no Rule 144A securities. Illiquid securities have been identified in the schedule of investments.

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(Unaudited)

4. Subsequent Events

Management has determined that no additional material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s schedule of investments.

12     NQ-339 [5/14] 7/14 (12796)

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: